SCHEDULE OF SUPPLEMENTAL CASH FLOW INFORMATION RELATED TO LEASES (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Operating Lease
Cash paid for amounts included in measurement of operating lease liabilities	¥ 13,278	¥ 14,806
Lease liability arising from obtaining right-of-use assets	1,648	2,111
Modification to operating lease liabilities and right-of-use assets	¥ (9,446)	¥ (4,342)